Landfill Assets (Schedule) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Landfill Assets Disclosure [Abstract]
Cost	$ 1,649,850,000	$ 1,614,583,000
Accumulated amortization	713,755,000	661,852,000
Net book value	$ 936,095,000	$ 952,731,000